Current and long-term debt - Convertible Notes Exchange and New Issuance of Convertible Notes (Details)			1 Months Ended	4 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Mar. 02, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares
Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued	$ 19,400,000		$ 62,100,000	$ 19,400,000
Principal amount		$ 1,000
Convertible conversion rate		0.02666170
Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued	$ 19,400,000		$ 62,100,000	$ 19,400,000
Borrowings interest rate	3.00%		3.00%	3.00%
Issued price, percentage of par	102.25%			102.25%
Principal amount	$ 1,000		$ 1,000	$ 1,000
Conversion price | $ / shares	$ 37.33		$ 37.507	$ 37.33
Weighted average price of our common shares equals or exceeds of the conversion price				125.40%
Convertible conversion rate	0.02678790		0.02666170
Convertible Notes Due 2025 | At maturity
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount per $1,000 principal amount	$ 1.253			$ 1.253
Convertible Notes Due 2025 | Borrowings, redemption, period one
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days				20 days
Threshold consecutive trading days				30 days
Convertible Notes Due 2025 | Borrowings, redemption, period four
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage				100.00%
Convertible Notes Due 2025 | Compounds semi annually
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.5202%			5.5202%
Convertible Notes Due 2025 | Compounds to a yield to maturity
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.25%			8.25%
Convertible Notes Due 2025 | March 2021 Convertible Notes Offering
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued			$ 76,100,000
Convertible Notes Due 2025 | June 2021 Convertible Notes Offering
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued	$ 42,400,000			$ 42,400,000
Principal amount issued	$ 43,300,000			$ 43,300,000